Significant Accounting Policies - Long-lived assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Long-lived assets
Impairment of long-lived asset	$ 0	$ 0	$ 0
Major accounting and ERP software
Long-lived assets
Estimated useful lives (in years)	10 years
Other software
Long-lived assets
Estimated useful lives (in years)	3 years
Computers and equipment
Long-lived assets
Estimated useful lives (in years)	3 years
Furniture and fixtures
Long-lived assets
Estimated useful lives (in years)	5 years